Short Term Investments - Schedule of Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-term Investments [Line Items]
Short-term investments	$ 4,888
Money Market Funds [Member]
Schedule of Short-term Investments [Line Items]
Short-term investments	1,080
Equity securities [Member]
Schedule of Short-term Investments [Line Items]
Short-term investments	$ 3,808